Note 15 - Income Taxes (Details) - USD ($)	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018
Income Tax Disclosure [Abstract]
Statutory income tax rate	26.50%	26.50%	26.50%
Statutory income tax recovery	$ (889,905)	$ (2,143,853)	$ (3,643,080)
Increase (decrease) in income taxes
Non-deductible expenses/ non-taxable income	47,287	79,210	263,650
Change in valuation allowance	843,877	2,425,721	4,861,770
Investment tax credit	0	(364,955)	(466,052)
Financing costs booked to equity	0	0	(1,049,430)
Difference in foreign tax rates	0	(1,487)	290
True up of tax returns	0	0	11,029
Tax loss expired and other	(9,069)	0	21,823
Global intangible low-taxed income (GILTI)	40,643	0	0
Income tax expense (recovery)	32,833	(5,364)	0
Current tax expense	32,833	5,678	0
Deferred tax recovery	$ 0	$ (11,042)	$ 0